Intangible Assets and Goodwill (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Dec. 30, 2012 Patents And Trademarks [Member]	Dec. 30, 2012 Customer relationships and other intangible assets [Member]	Dec. 30, 2012 Synthes, Inc [Member]	Jun. 14, 2012 Synthes, Inc [Member]
Intangible Assets and Goodwill (Textuals)
Finite-Lived Intangible Assets, Weighted-Average Useful Life							17 years	24 years
Amortization expense of amortizable intangible assets				$ 1,146	$ 852	$ 748
Estimated amortization expense per year				1,350
Business Acquisition, Purchase Price Allocation, Intangible Assets									12,861	12,929
Business Acquisition, Purchase Price Allocation, Goodwill Amount									6,011	5,371
Intangible asset write-downs				800
Research and Development in process impairment charge	$ 59	$ 340	$ 344	$ 1,163	$ 0	$ 0